Shareholder Report, Holdings (Details) - Master Small Cap Index Series	Jun. 30, 2026
Moog, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[1],[2]
Hut 8 Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[1],[2]
Viasat, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[1],[2]
BrightSpring Health Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[1],[2]
Cytokinetics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[1],[2]
MaxLinear, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[1],[2]
Argan, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[1],[2]
UMB Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[1],[2]
JFrog Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[1],[2]
Riot Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[1],[2]
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%	[3]
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%	[3]
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%	[3]
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%	[3]
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[3]
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[3]
Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[3]
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[3]
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[3]
Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[3]
Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[3],[4]
Short-Term Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%	[3]
Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(9.30%)	[3]

[1]	Excludes short-term securities.
[2]	Excludes underlying investments in equity swaps.
[3]	For purposes of this report, sector sub-classifications may differ from those utilized by the Series for compliance purposes.
[4]	Ten largest sectors are presented. Additional sectors are found in Other.